Redeemable Preferred Stock (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Mar. 31, 2013
Redeemable Preferred Stock
Estimated fair value of derivative liability	$ 12,481	$ 4,060
Embedded derivative
Redeemable Preferred Stock
Estimated fair value of derivative liability	700
Embedded derivative | Buffalo Management Llc [Member]
Redeemable Preferred Stock
Estimated fair value of derivative liability	$ 700